July 2, 2012

TOUCHSTONE STRATEGIC TRUST

Touchstone U.S. Long/Short Fund

Touchstone Value Fund

Touchstone International Small Cap Fund

Touchstone Capital Growth Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone Focused Fund

(collectively, the “Funds” and each a “Fund”)

Supplement to Prospectus and Summary Prospectus dated April 12, 2012

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Funds’ Prospectus and each Fund’s Summary Prospectus dated April 12, 2012 and this Supplement should be read in conjunction with such documents:

The following replaces the text with respect to the performance of the Class A shares of the Touchstone U.S. Long/Short Fund set forth under the heading “Average Annual Total Returns for the periods ended December 31, 2011” in the Funds’ Prospectus on page 5 and in the Fund’s Summary Prospectus on page 4.

Touchstone U.S. Long/Short Fund	1 Year	5 Years	10 Years
Class A
Return Before Taxes	-3.41%	-3.98%	0.87%

The following replaces the text with respect to the performance of the Class A shares of the Touchstone Value Fund set forth under the heading “Average Annual Total Returns for the periods ended December 31, 2011” in the Funds’ Prospectus on page 12 and in the Fund’s Summary Prospectus on page 4.

Touchstone Value Fund	1 Year	5 Years	10 Years
Class A
Return Before Taxes	-1.76%	-2.65%	1.61%

The following replaces the text with respect to the performance of the Class A shares of the Touchstone International Small Cap Fund set forth under the heading “Average Annual Total Returns for the periods ended December 31, 2011” in the Funds’ Prospectus on page 18 and in the Fund’s Summary Prospectus on page 4.

Touchstone International Small Cap Fund	1 Year	5 Years	10 Years
Class A
Return Before Taxes	-12.82%	-2.02%	1.38%

The following replaces the text with respect to the performance of the Class A shares of the Touchstone Capital Growth Fund set forth under the heading “Average Annual Total Returns for the periods ended December 31, 2011” in the Funds’ Prospectus on page 24 and in the Fund’s Summary Prospectus on page 4.

Touchstone Capital Growth Fund	1 Year	5 Years	10 Years
Class A
Return Before Taxes	-8.48%	-1.54%	0.14%

The following replaces the text immediately preceding the “Average Annual Total Returns” table for the Touchstone Small Cap Value Opportunities Fund and the information contained in the “Average Annual Total Returns” table for the Touchstone Small Cap Value Opportunities Fund in the Funds’ Prospectus on page 35 and in the Fund’s Summary Prospectus on page 4.

Class Y shares began operations on July 25, 2003.  Performance information presented prior to July 25, 2003 for Class Y shares includes performance of a predecessor fund whose inception date was July 31, 2000.  Class A shares began operations on July 31, 2003 and Institutional shares began operations on December 9, 2008.  Class A shares and Institutional shares performance was calculated using the historical performance of Class Y shares for the periods prior to July 31, 2003 and December 9, 2008, respectively.  The Class A shares performance for this period has been restated to reflect the impact of Class A shares fees and expenses.

Average Annual Total Returns - Touchstone Small Cap Value Opportunities Fund
For the periods ended December 31, 2011

	1 Year	5 Years	10 Years
Class Y
Return Before Taxes	-1.93%	-1.10%	8.56%
Return After Taxes on Distributions	-2.75%	-2.14%	7.53%
Return After Taxes on Distributions and Sale of Fund Shares	-0.22%	-1.06%	7.49%
Class A
Return Before Taxes	-7.77%	-2.51%	8.29%
Institutional
Return Before Taxes	-1.81%	-1.57%	8.30%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	-5.50%	-1.87%	6.40%

The following replaces the text with respect to the performance of the Class A shares of the Touchstone Focused Fund set forth under the heading “Average Annual Total Returns for the periods ended December 31, 2011” in the Funds’ Prospectus on page 41 and in the Fund’s Summary Prospectus on page 4.

Touchstone Focused Fund	1 Year	5 Years	10 Years
Class A
Return Before Taxes	-6.72%	-1.44%	2.25%

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Ph: 800.543.0407 • www.TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group®

Please retain this Supplement for future reference.

TSF-54BB-TST-TUSAX-S1-1204
TSF-54BB-TST-TVLAX-S1-1204
TSF-54BB-TST-TNSAX-S1-1204
TSF-54BB-TST-TSCGX-S1-1204
TSF-54BB-TST-TSOAX-S1-1204
TSF-54AA-TST-TFOAX-S1-1204